STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

January 15, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:	Post Effective Amendment No. 93 to the Registration Statement on Form N-1A for the FMX Funds, each a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298).

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Starboard Investment Trust, pursuant to (i) the Securities Act of 1933 and Rule 485(a) thereunder, (ii) the Investment Company Act of 1940, and (iii) Regulation S-T, please find Post-Effective Amendment No. 93 to the Registration Statement of the Trust.

This amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933 in order to make material changes to the principal investment strategy of the ISM Dividend Income Fund and reflect the appointment of a sub-advisor.  The amendment also makes other minor and conforming changes to the Fund’s Prospectus and Statement of Additional Information.  The amendment contains the Prospectus, Statement of Additional Information, Part C, Signature Page, and exhibits.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 249.

 Yours truly,
Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary

cc:	Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001